Share capital and reserves (Tables)	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Stock Options - Number/Weighted Average Exercise Price
	Number of options	Weighted average exercise price (CAD)
Outstanding, December 31, 2017	9,364,433	$3.47
Granted	570,000	3.10
Exercised	(271,002)	3.92
Forfeited or expired	(2,506,198)	3.76
Outstanding, September 30, 2018	7,157,233	$3.33

Earnings Per Share
Three months ended September 30,			Nine months ended September 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Net loss attributable to Nevsun shareholders	$(18,670)	$(11,564)	$(32,539)	$(81,001)
Effect of dilutive securities	-	-	-	-
Diluted net loss attributable to Nevsun shareholders	$(18,670)	$(11,564)	$(32,539)	$(81,001)
Weighted average number of common shares outstanding for the purpose of basic loss per share (000s)	302,589	302,075	302,423	301,943
Dilutive options and stock appreciation rights	-	-	-	-
Weighted average number of common shares outstanding for the purpose of diluted loss per share (000s)	302,589	302,075	302,423	301,943
Loss per share
Basic	$(0.06)	$(0.04)	$(0.11)	$(0.27)
Diluted	(0.06)	(0.04)	(0.11)	(0.27)